Barclays PLC (the Parent company) - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	£ 20	£ 37	£ 76
Other income	88	31	99
Fair value and foreign exchange losses on other positions with subsidiaries	139	743
Barclays PLC
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	1,356	763	1,560
Other income	659	1,192	1,760
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
Other income	804	857	£ 813
Barclays PLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Fair value and foreign exchange losses on other positions with subsidiaries	250	£ 248
Barclays PLC | Barclays Bank PLC
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	794
Barclays PLC | Barclays Execution Services Limited
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	510
Barclays PLC | Barclays UK
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	£ 82